Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2020	Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 951,048	$ 145,754	¥ 688,083	¥ 671,210
Shan Outlets Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate minimum	2.72%	2.72%	2.53%
Risk-free interest rate maximum	2.89%	2.89%	2.81%
Expected volatility minimum	32.30%	32.30%	23.41%
Expected volatility maximum	33.90%	33.90%	24.02%
Share Price | $ / shares		$ 416,194				$ 226,756
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation Aggregate of registered capital | shares						150,000,000
Share based compensation Aggregate of registered capital in percent						15.00%
Options vesting rights description	The vesting period is generally 4 years where 62.5% will be vested on April 1, 2022 with the remaining to be vested ratably over the remaining vesting period.	The vesting period is generally 4 years where 62.5% will be vested on April 1, 2022 with the remaining to be vested ratably over the remaining vesting period.
Options vesting period	4 years	4 years
Options vesting percentage	62.50%	62.50%
Maximum contractual term			10 years
Share-based payment award, maximum employee subscription rate					0.1484%	7.50%
Shared compensation expense | ¥	¥ 115,519		¥ 5,726
Repurchase share price average period	3 years	3 years
Expected volatility average period	3 years	3 years